Bank Borrowings	12 Months Ended
Dec. 31, 2018
Bank Borrowings
Bank Borrowings

13. Bank Borrowings

Bank borrowings consisted of the following:

	December 31,
	2018	2017
	(in US$’000)
Current	—	29,987
Non-current	26,739	—
	26,739	29,987

The weighted average interest rate for outstanding bank borrowings for the years ended December 31, 2018, 2017 and 2016 was 2.79% per annum,  1.90% per annum and 1.52% per annum respectively. In addition, the Group incurred guarantee fees of nil, US$320,000 and US$471,000 respectively for the years ended December 31, 2018, 2017 and 2016, which was nil, 0.76% per annum and 0.94% per annum respectively of the weighted average outstanding bank borrowings. The carrying amounts of the Group’s bank borrowings are all denominated in HK$.

(i)	3-year term loan and 18-month revolving loan facilities

In November 2017, the Group through its subsidiary, entered into facility agreements with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The credit facilities include (i) a HK$210,000,000 (US$26,923,000) 3-year term loan facility and (ii) a HK$190,000,000 (US$24,359,000) 18-month revolving loan facility. The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate (“HIBOR”) per annum and an upfront fee of HK$1,575,000 (US$202,000). The revolving loan facility bears interest at 1.25% over HIBOR per annum. The term loan was drawn in May 2018 and is due in November 2020. Accordingly, the term loan is recorded under long-term bank borrowings as at December 31, 2018. As at December 31, 2018 and 2017,  no amount has been drawn from the revolving loan facility. These credit facilities are guaranteed by the Company.

(ii)	2-year revolving loan facilities

In August 2018, the Group through its subsidiary, entered into two separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$507,000,000 (US$65,000,000).  The first credit facility is a HK$351,000,000 (US$45,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. The second credit facility is a HK$156,000,000 (US$20,000,000) revolving loan facility, with a term of 2 years and an annual interest rate of 1.35% over HIBOR. These credit facilities are guaranteed by the Company. As at December 31, 2018,  no amount has been drawn from either of the revolving loan facilities.

In February 2017, the Group through its subsidiary, entered into two  separate facility agreements with banks for the provision of unsecured credit facilities in the aggregate amount of HK$546,000,000 (US$70,000,000). The first credit facility included (i) a HK$156,000,000 (US$20,000,000) term loan facility and (ii) a HK$195,000,000 (US$25,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The second credit facility included (i) a HK$78,000,000 (US$10,000,000) term loan facility and (ii) a HK$117,000,000 (US$15,000,000) revolving loan facility, both with a term of 18 months and an annual interest rate of 1.25% over HIBOR. The term loans from the first and second credit facilities were repaid in May 2018. Both revolving loan facilities were terminated in August 2018.

(iii)	3-year revolving loan facility

In November 2018, the Group through its subsidiary renewed a 3-year revolving loan facility with a bank in the aggregate amount of HK$234,000,000 (US$30,000,000) with an annual interest rate of 0.85% over HIBOR (prior to the renewal, the revolving loan facility had an annual interest rate of 1.25% over HIBOR). This credit facility is guaranteed by the Company. In February 2017, HK$20,000,000 (US$2,564,000) was drawn from this facility and the amount was fully repaid in March 2017. As at December 31, 2018 and 2017,  no amount has been drawn from the revolving loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	December 31,
	2018	2017
	(in US$’000)
Not later than 1 year	—	30,000
Between 1 to 2 years	26,923	—
	26,923	30,000

As at December 31, 2018 and 2017, the Group had unutilized bank borrowing facilities of HK$931,000,000 (US$119,359,000) and HK$946,000,000 (US$121,282,000) respectively.